Employee Benefits - Components of the Total Defined Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 1.8	$ 2.1
Net interest on the future employee benefit liabilities	3.7	2.3
Administration costs	0.3	0.3
Defined benefit costs	5.8	4.7
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.7	1.6
Net interest on the future employee benefit liabilities	4.1	3.8
Administration costs	0.0	0.0
Defined benefit costs	$ 5.8	$ 5.4